Other operating items - Schedule of Other Operating Items (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Other Income and Expenses [Abstract]
Loss on impairment of long-lived assets		$ (152)	$ (1,230)
Gain on disposals		11	0
Other operating income	[1]	3	8
Total other operating items		$ (138)	$ (1,222)

[1]	Includes transactions with related parties. Refer to Note 28 – Related party transactions.